Expense Example - FidelitySAISustainableInternationalEquityEmergingMarketsEquityFunds-ComboPRO - FidelitySAISustainableInternationalEquityEmergingMarketsEquityFunds-ComboPRO - Fidelity SAI Sustainable Emerging Markets Equity Fund - Fidelity SAI Sustainable Emerging Markets Equity Fund
Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 101
3 years	1,247
5 years	2,550
10 years	$ 5,649